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The right choice for the long term(sm)

AMERICAN MUTUAL FUND

Semi-annual report for the six months ended April 30, 2002

[cover photograph: meadow in the foreground, hills in the background]


AMERICAN MUTUAL FUND(R)

American Mutual Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

American Mutual Fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002 (the most recent calendar quarter):

                                                               One year          Five years            Ten years
CLASS A SHARES
Reflecting 5.75% maximum sales charge
Average annual compound return                                 -                 +10.08%               +12.17%
Total return                                                   +4.40%            +61.65%               +215.37%

Results for other share classes can be found on page 24. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

The fund's 30-day yield for Class A shares as of May 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 1.87%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



FELLOW SHAREHOLDERS:

During the six months ending April 30, 2002, a time of U.S. military confrontation abroad and economic uncertainty at home, American Mutual Fund produced strong results on both an absolute and relative basis. The fund achieved these solid results despite significant stock market volatility and an evolving accounting crisis which has called into question the validity of reported corporate earnings.

Assuming reinvestment of dividends, the fund earned a total return of 9.1% during this six-month period while the unmanaged Standard & Poor's 500 Composite Index returned 2.3%. Over the past 12 months the fund's results are more muted, with a total return of 4.0%, but this stands in sharp contrast with the S&P 500's 12.6% decline. In the six-month period investors received quarterly dividends totaling 31 cents per share, for an income return of 1.4% (2.8% annualized), and a capital gain of 65 cents per share paid in December 2001.

MAINTAINING PERSPECTIVE

Since its inception, American Mutual Fund has sought the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. In pursuit of these objectives, it relies on extensive research to find well-established companies whose stocks are reasonably priced and pay dividends. In contrast, its S&P 500 benchmark has been strongly influenced in recent years by a relatively small number of highly valued technology stocks, many of which do not pay dividends.

Because of this difference, you should know that American Mutual Fund's gains relative to the S&P over the past two years have been extraordinary and are not sustainable. When the stock market's leadership is focused on high growth companies, the S&P tends to do better than the fund. As a result, the fund lagged the broader market during the final years of the 1990s but has outdistanced it by a wide margin since. Taking both periods into account, the S&P has averaged a 10.7% return annually over the last five calendar years; American Mutual Fund has averaged 11.0% over the same period.

PORTFOLIO REVIEW

American Mutual Fund's portfolio has changed little from our past report. The fund's largest holdings, as a percentage of net assets, continue to be concentrated in the energy and financial services sectors, both of which have done well. The fund continues to own shares in several diversified telecommunications companies as well. For the most part, prices of these shares have fallen. But we continue to hold them because they have strong market positions, experienced management and a proven record of growing revenues and profits over the long term. The fund is well diversified, holding 121 stocks in 23 sectors. About a fifth of the fund's assets are in cash and intermediate-term bonds.

THE SEARCH FOR INCOME

With the absence of dividend growth in the stock market and with short-term interest rates falling to their lowest levels in 40 years, it has been increasingly difficult to find attractive, high-yielding stocks. As you may recall, in our last report we warned that it would be necessary to cut the quarterly dividend in early 2002. We have done so, reducing it from 18 cents per share to 13 cents per share in March. Despite this reduction in income, the dividend yield for the fund continues to comfortably exceed that of the S&P. It is worth remembering that dividends can limit an investment's downside when stock prices are falling and can be an important element in a fund's total return. Since it was launched in February 1950, American Mutual Fund has generated a compound annual rate of return of 12.9%, with about one-third of that provided by the reinvestment of quarterly dividends.

THE ROAD AHEAD

Despite the downward trend in equity prices - reflecting the most dramatic collapse in corporate profits in half a century - many stocks are still selling at lofty valuations. Finding reasonably priced stocks remains difficult, though we are finding some that have been disproportionately punished by the market.

There are other reasons for caution. Although the economy appears to be improving, expanding at an annual rate of 5.6% in the first quarter of 2002, much of the gain is attributable to a lower rate of inventory liquidation following last year's brief recession. As for the usual engine that powers the economy, consumer spending remained solid, which helped moderate the contraction in business activity. But because spending didn't decline when the economy cooled off, there is little pent-up demand to fuel a typically robust business recovery.

We are pleased that American Mutual Fund's adherence to its three objectives has produced such strong results. The fund continues to attract new investors, gaining nearly 46,000 new accounts during the past six months. We welcome our new shareholders and hope you will be with us for many years to come.

We look forward to reporting to you again in six months.

Cordially,
/s/ James K. Dunton
James K. Dunton
CHAIRMAN OF THE BOARD

/s/ Robert G. O'Donnell
Robert G. O'Donnell
PRESIDENT
June 20, 2002

INVESTMENT PORTFOLIO
April 30, 2002
(unaudited)




                                               Percent of
                                               Net Assets

[pie chart]
Largest industry holdings
Oil & gas                                             7.41%
Banks                                                 7.06
Electric utilities                                    6.78
Diversified telecommunication services                6.13
Diversified financials                                5.87
Other induststries                                   45.22
Bonds, notes, cash & equivalents                     21.53
[end chart]

Largest equity holdings

J.P. Morgan Chase                                     3.01%
Bank of America                                       2.11
ChevronTexaco                                         1.75
IBM                                                   1.58
ALLTEL                                                1.56
Household International                               1.56
Royal Dutch Petroleum                                 1.53
H.J. Heinz                                            1.53
Verizon Communications                                1.52
Duke Energy                                           1.52



American Mutual Fund
Investment portfolio
April 30, 2002                                                                                unaudited

                                                                                 Shares or       Market
                                                                                 principal        value
Equity securities (common and convertible                                           amount        (000)
 preferred stocks)
ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.70%
Schlumberger Ltd.                                                                 1,225,000   $   67,069
OIL & GAS  -  7.41%
Ashland Inc.                                                                        750,000       30,622
ChevronTexaco Corp.                                                               1,944,950      168,647
Conoco Inc.                                                                         570,000       15,988
Exxon Mobil Corp.                                                                 1,050,000       42,178
Kerr-McGee Corp.                                                                  1,115,000       66,677
Marathon Oil Corp. (formerly USX-Marathon Group)                                  2,950,000       85,727
Phillips Petroleum Co.                                                            1,400,000       83,734
Royal Dutch Petroleum Co. (New York registered)                                   2,815,000      147,112
Unocal Corp.                                                                      1,930,400       71,792
                                                                                                 779,546

MATERIALS
CHEMICALS  -  0.62%
Air Products and Chemicals, Inc.                                                    400,000       19,220
Praxair, Inc.                                                                       700,000       39,970
CONTAINERS & PACKAGING  -  0.30%
Sonoco Products Co.                                                               1,000,000       28,900
PAPER & FOREST PRODUCTS  -  2.33%
Georgia-Pacific Corp., Georgia-Pacific Group                                      1,900,000       55,062
International Paper Co.                                                           1,000,000       41,430
MeadWestvaco Corp. (formed by the merger of Mead Corp.                            4,334,000      127,246
and Westvaco Corp.)                                                                              311,828

CAPITAL GOODS
AEROSPACE & DEFENSE  -  2.95%
Boeing Co.                                                                          900,000       40,140
Honeywell International Inc.                                                      2,700,000       99,036
Lockheed Martin Corp.                                                               525,000       33,023
Northrop Grumman Corp.                                                              250,000       30,165
Raytheon Co.                                                                      1,250,000       52,875
United Technologies Corp.                                                           400,000       28,068
ELECTRICAL EQUIPMENT  -  0.17%
Emerson Electric Co.                                                                300,000       16,017
MACHINERY  -  0.45%
Caterpillar Inc.                                                                    800,000       43,696
TRADING COMPANIES & DISTRIBUTORS  -  0.38%
Genuine Parts Co.                                                                 1,050,000       36,235
                                                                                                 379,255

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  1.83%
Pitney Bowes Inc.                                                                 1,900,000       79,990
ServiceMaster Co.                                                                 5,920,000       82,880
Waste Management, Inc.                                                              500,000       13,170
                                                                                                 176,040

TRANSPORTATION
ROAD & RAIL  -  2.12%
CSX Corp.                                                                         1,244,000       44,995
Norfolk Southern Corp.                                                            6,731,600      144,258
Union Pacific Corp.                                                                 250,000       14,200
                                                                                                 203,453

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  1.28%
Dana Corp.                                                                          700,000       14,182
Goodyear Tire & Rubber Co.                                                        1,500,000       33,375
TRW Inc.                                                                          1,370,000       75,391
AUTOMOBILES  -  0.70%
General Motors Corp.                                                              1,050,000       67,358
                                                                                                 190,306

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.69%
Leggett & Platt, Inc.                                                             1,000,000       26,300
Stanley Works                                                                       850,000       39,508
TEXTILES & APPAREL  -  0.93%
NIKE, Inc., Class B                                                                 737,200       39,315
VF Corp.                                                                          1,150,000       50,335
                                                                                                 155,458

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.83%
McDonald's Corp.                                                                  2,800,000       79,520

MEDIA
MEDIA  -  1.10%
Dow Jones & Co., Inc.                                                               250,000       13,593
Interpublic Group of Companies, Inc.                                              1,675,000       51,724
Knight-Ridder, Inc.                                                                 600,000       40,200
                                                                                                 105,517

RETAILING
MULTILINE RETAIL  -  1.38%
J.C. Penney Co., Inc.                                                             1,900,000       41,306
May Department Stores Co.                                                         2,650,000       91,902
SPECIALTY RETAIL  -  2.23%
Circuit City Stores, Inc. - Circuit City Group                                    3,700,000       79,772
Gap, Inc.                                                                         2,300,000       32,453
Lowe's Companies, Inc.                                                              810,000       34,255
TJX Companies, Inc.                                                               1,550,000       67,549
                                                                                                 347,237

FOOD & DRUG RETAILING
FOOD & DRUG RETAILING  -  1.05%
Albertson's, Inc.                                                                 2,452,200       82,247
Walgreen Co.                                                                        500,000       18,885
                                                                                                 101,132

FOOD & BEVERAGE
BEVERAGES  -  0.29%
Coca-Cola Co.                                                                       500,000       27,755
FOOD PRODUCTS  -  2.41%
ConAgra Foods, Inc.                                                               2,000,000       49,000
General Mills, Inc.                                                                 729,200       32,121
H.J. Heinz Co.                                                                    3,500,000      146,965
Sara Lee Corp.                                                                      177,200        3,753
                                                                                                 259,594

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.69%
Kimberly-Clark Corp.                                                              1,020,000       66,423
PERSONAL PRODUCTS  -  0.59%
Avon Products, Inc.                                                               1,012,500       56,548
                                                                                                 122,971

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.67%
Applera Corp. - Applied Biosystems Group                                          1,176,700       20,145
Becton, Dickinson and Co.                                                         1,200,000       44,604
HEALTH CARE PROVIDERS & SERVICES  -  0.58%
Aetna Inc.                                                                          825,000       39,270
CIGNA Corp.                                                                         150,000       16,350
                                                                                                 120,369

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  4.74%
Abbott Laboratories                                                                 600,000       32,370
Bristol-Myers Squibb Co.                                                          1,407,200       40,527
Eli Lilly and Co.                                                                 1,505,100       99,412
Johnson & Johnson                                                                 1,275,000       81,422
Merck & Co., Inc.                                                                   650,000       35,321
Pfizer Inc                                                                        1,680,100       61,072
Pharmacia Corp.                                                                   1,270,000       52,362
Schering-Plough Corp.                                                             1,950,000       53,235
                                                                                                 455,721

BANKS
BANKS  -  7.06%
Bank of America Corp.                                                             2,800,000      202,944
Bank of New York Co., Inc.                                                          500,000       18,295
BANK ONE CORP.                                                                    3,339,300      136,477
Comerica Inc.                                                                       836,311       52,562
FleetBoston Financial Corp.                                                       1,100,000       38,830
National City Corp.                                                               1,750,000       54,600
SunTrust Banks, Inc.                                                                200,000       13,596
Wachovia Corp.                                                                    1,313,600       49,969
Washington Mutual, Inc.                                                           1,150,000       43,390
Wells Fargo & Co.                                                                 1,318,750       67,454
                                                                                                 678,117

DIVERSIFIED FINANCIALS
DIVERSIFIED FINANCIALS  -  5.87%
American Express Co.                                                                950,000       38,959
Citigroup Inc.                                                                      455,441       19,721
Fannie Mae                                                                          850,000       67,090
Household International, Inc.                                                     2,565,000      149,514
J.P. Morgan Chase & Co.                                                           8,230,000      288,873
                                                                                                 564,157

INSURANCE
INSURANCE  -  4.53%
Allstate Corp.                                                                    3,075,000      122,201
American International Group, Inc.                                                1,360,600       94,045
Aon Corp.                                                                         1,420,500       50,754
Jefferson-Pilot Corp.                                                             1,600,000       80,128
Lincoln National Corp.                                                              700,900       33,573
St. Paul Companies, Inc.                                                          1,100,000       54,791
                                                                                                 435,492

REAL ESTATE
REAL ESTATE  -  0.86%
Equity Office Properties Trust                                                    1,100,000       31,493
Equity Residential Properties Trust                                               1,800,000       50,760
                                                                                                  82,253

SOFTWARE & SERVICES
IT CONSULTING & SERVICES  -  0.34%
Electronic Data Systems Corp.                                                       600,000       32,556

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  0.39%
Harris Corp.                                                                        600,000       21,726
Motorola, Inc.                                                                    1,000,000       15,400
COMPUTERS & PERIPHERALS  -  2.57%
Compaq Computer Corp.                                                             7,550,000       76,632
Hewlett-Packard Co.                                                               1,100,000       18,810
International Business Machines Corp.                                             1,810,000      151,606
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.10%
Intel Corp.                                                                         900,000       25,749
Linear Technology Corp.                                                             500,000       19,430
Texas Instruments Inc.                                                            1,950,000       60,314
                                                                                                 389,667

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.13%
ALLTEL Corp.                                                                      2,800,000      138,600
ALLTEL Corp.7.75% 2005, units                                                 $     230,000       11,500
AT&T Corp.                                                                        5,390,000       70,717
Qwest Communications International Inc.                                             800,000        4,024
SBC Communications Inc.                                                           2,610,800       81,091
Sprint FON Group                                                                  8,650,000      137,102
Verizon Communications Inc.                                                       3,641,600      146,065
                                                                                                 589,099

UTILITIES
ELECTRIC UTILITIES  -  6.78%
Ameren Corp.                                                                        300,000       12,528
American Electric Power Co., Inc.                                                 2,300,200      105,349
Consolidated Edison, Inc.                                                         1,000,000       43,590
Dominion Resources, Inc.                                                            600,000       39,852
Exelon Corp.                                                                        900,000       48,870
FPL Group, Inc.                                                                     600,000       38,094
Progress Energy, Inc.                                                               600,000       31,134
Southern Co.                                                                      3,000,000       85,050
TECO Energy, Inc.                                                                 1,600,000       44,544
TXU Corp.                                                                         1,450,000       78,909
Xcel Energy Inc.                                                                  4,845,000      123,209
MULTI-UTILITIES & UNREGULATED POWER  -  1.52%
Duke Energy Corp.                                                                 3,800,000      145,654
                                                                                                 796,783

Miscellaneous  -  1.90%
Other equity securities in initial period of acquisition                                         183,141

Total equity securities (cost: $6,124,181,000)                                                 7,539,212



                                                                                 Principal       Market
                                                                                    amount        value
Bonds and notes                                                                      (000)        (000)

HEALTH CARE EQUIPMENT & SERVICES  -  0.26%
Aetna Inc. 7.875% 2011                                                             $24,700      $25,132

DIVERSIFIED FINANCIALS  -  0.47%
Household Finance Corp.:
!5.75% 2007                                                                          25,000       24,643
!7.875% 2007                                                                         18,602       20,017
                                                                                                  44,660

TECHNOLOGY HARDWARE & EQUIPMENT  -  0.51%
Motorola, Inc.:
!6.75% 2006                                                                          25,000       24,896
!7.625% 2010                                                                         24,100       23,640
                                                                                                  48,536

TELECOMMUNICATION SERVICES  -  0.58%
AT&T Corp. 6.50% 2006 (1)                                                            57,500       55,606

UTILITIES  -  0.10%
Virginia Electric and Power Co., 2002                                                 9,960        9,897
 Series A, 5.375% 2007

AGENCY PASS THROUGH SECURITIES(2)  -  0.26%
Fannie Mae 6.00% 2017                                                                25,000       25,328

U.S. Treasury notes & bonds  -  2.33%
6.875% May 2006                                                                     100,000      109,562
3.875% January 2009 (3)                                                             108,400      114,582
                                                                                                 224,144

U.S. AGENCY SECURITIES, NON PASS-THROUGH  -  5.22%
Fannie Mae:
!4.75% 2004                                                                         300,000      307,641
!6.00% 2005                                                                         160,000      168,725
!5.00% 2007                                                                          25,000       25,234
                                                                                                 501,600


Total bonds and notes (cost: $925,967,000)                                                       934,903


                                                                                 Principal       Market
                                                                                    amount        value
Short-term securities                                                                (000)        (000)

Federal agency discount notes  -  7.44%
Fannie Mae 1.74%-1.875% due 5/8-8/5/2002                                          $265,100     $264,260
Federal Home Loan Bank 1.785%-1.94% due 5/17-6/21/2002                              157,195      156,869
Freddie Mac 1.62%-1.87% due 5/7-8/2/2002                                            294,800      293,858

Corporate short-term notes  -  4.19%
Abbott Laboratories Inc. 1.74%-1.80%                                                 56,000       55,921
due 5/1-6/11/2002 (1)
American Express Credit Corp. 1.83% due 5/20/2002                                    41,000       40,958
Emerson Electric Co. 1.78% due 5/30/2002 (1)                                         16,000       15,976
General Electric Capital Corp. 1.75%-1.92%                                           71,900       71,841
 due 5/1-5/22/2002
Kraft Foods Inc. 1.80%-1.82% due 5/6-5/16/2002                                       54,300       54,276
Pfizer Inc 1.72%-1.89% due 5/28-6/17/2002 (1)                                        50,000       49,896
Procter & Gamble Co. 1.73%-1.82% due 5/3-5/14/2002 (1)                               63,100       63,074
SBC Communications Inc. 1.80%-1.83%                                                  28,000       27,981
 due 5/13-5/14/2002 (1)
Verizon Network Funding Corp.1.91% due 6/20/2002                                     22,000       21,940

U.S. Treasuries  -  0.86%
U.S. Treasury Bills 1.69%-1.815% due 5/9-8/22/2002                                   83,000       82,764

Total short-term securities (cost: $1,199,613,000)                                             1,199,614

Total investment securities (cost: $8,249,761,000)                                             9,673,729

Excess of payables over cash and receivables                                                      66,086

Net assets                                                                                    $9,607,643


(1) Restricted security that can be resold only to institutuional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.
(2) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(3) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Equity securities appearing in the portfolio since October 31, 2001:

Coca-Cola
Dominion Resources
Exelon
FleetBoston Financial
Motorola

Equity securities eliminated from the portfolio since October 31, 2001:

Alcoa
Burlington Northern Santa Fe
CenturyTel
Deere
Dow Chemical
GPU
Harsco
Hubbell
Newell Rubbermaid
Pall
Pennzoil-Quaker State
Plum Creek Timber
Ultramar Diamond Shamrock

American Mutual Fund
Financial statements

Statement of assets and liabilities                                    unaudited
at April 30, 2002                                (dollars and shares in thousands,
Assets:
 Investment securities at market (cost: $8,249,761)                   $9,673,729
 Cash                                                                        220
 Receivables for:
  Sales of investments                               $  60,080
  Sales of fund's shares                                19,349
  Dividends and interest                                22,535           101,964
                                                                       9,775,913
Liabilities:
 Payables for:
  Purchases of investments                             156,308
  Repurchases of fund's shares                           5,002
  Investment advisory services                           2,242
  Services provided by affiliates                        3,670
  Deferred Directors' compensation                       1,036
  Other fees and expenses                                   12           168,270
Net assets at April 30, 2002                                          $9,607,643

Net assets consist of:
 Capital paid in on shares of capital stock                           $8,087,471
 Undistributed net investment income                                      30,009
 Undistributed net realized gain                                          66,195
 Net unrealized appreciation                                           1,423,968
Net assets at April 30, 2002                                          $9,607,643

Total authorized capital stock - 500,000 shares, $0.001 par value
                                        Net assetShares outstanNet asset value per
                                                                     (1)
Class A                                 $9,346,87       383,880      $24.35
Class B                                  132,346          5,460      24.24
Class C                                   81,912          3,382      24.22
Class F                                   34,897          1,435      24.32
Class 529-A                                7,557            311      24.34
Class 529-B                                1,723             71      24.32
Class 529-C                                2,221             91      24.32
Class 529-E                                  115              5      24.34
(1) Maximum offering price and redemption price per share were equal to the net as


See Notes to Financial Statements


Statement of operations
for the six months ended April 30, 2002
Investment income:                                                     unaudited
 Income:                                         (dollars in thousands)
  Dividends                                            $86,881
  Interest                                              26,424          $113,305

 Fees and expenses:
  Investment advisory services                          13,071
  Distribution services                                 11,056
  Transfer agent services                                2,859
  Administrative services                                   70
  Reports to shareholders                                  168
  Registration statement and prospectus                    247
  Postage, stationery and supplies                         543
  Directors' compensation                                  200
  Auditing and legal                                        51
  Custodian                                                 73
  State and local taxes                                    103
  Other                                                      4            28,445
 Net investment income                                                    84,860

Net realized gain and unrealized appreciation
 on investments:
 Net realized gain on investments                                         99,304
 Net unrealized appreciation on investments                              587,308
  Net realized gain and unrealized appreciation
   on investments                                                        686,612
Net increase in net assets resulting
 from operations                                                        $771,472



See Notes to Financial Statements





Statement of changes in net assets               (dollars in thousands)

                                                   Six months      Year ended
                                                 ended April 30   October 31,
                                                     2002*            2001
Operations:
 Net investment income                            $     84,860      $    230,485
 Net realized gain on investments                       99,304           289,375
 Net unrealized appreciation (depreciation)
  on investments                                       587,308          (223,539)
  Net increase in net assets resulting from opera      771,472           296,321

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                (115,793)         (254,768)
  Distributions from net realized gain
   on investments                                     (238,168)         (424,843)
    Total dividends and distributions paid
     to shareholders                                  (353,961)         (679,611)

Capital share transactions                             693,293           526,983

Total increase in net assets                         1,110,804           143,693

Net assets:
 Beginning of period                                 8,496,839         8,353,146
 End of period (including undistributed
  net investment income: $30,009 and $60,942,
  respectively)                                     $9,607,643        $8,496,839

*Unaudited

See Notes to Financial Statements

Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS           INITIAL SALES      CONTINGENT DEFERRED        CONVERSION FEATURE
                      CHARGE             SALES CHARGE UPON
                                         REDEMPTION

Class A and           Up to 5.75%        None                       None
Class 529-A

Class B and           None               Declines from 5% to        Class B and Class 529-B convert to
Class 529-B                              zero for redemptions       Class A and Class 529-A,
                                         within six years of        respectively, after eight years
                                         purchase

Class C               None               1% for redemptions         Class C converts to Class F after
                                         within one year of         10 years
                                         purchase

Class 529-C           None               1% for redemptions         None
                                         within one year of
                                         purchase

Class 529-E           None               None                       None

Class F and           None               None                       None
Class 529-F/*/


/*/As of April 30, 2002, there were no Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains; capital losses related to sales of securities within 30 days of purchase; cost of investments sold and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2002, the cost of investment securities for federal income tax purposes was $8,258,772,000.
As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)

Undistributed net investment income                           $32,271

Accumulated short-term losses                                 (29,046)

Undistributed long-term gains                                 100,002

Gross unrealized appreciation                                 1,674,292

Gross unrealized depreciation                                 (259,335)


The tax character of distributions paid was as follows (dollars in thousands):

Six months ended April 30, 2002
                                                                 Distributions from
                                                                    ordinary income
                                                                     Net investment          Short-term
Share class                                                                 income        capital gains
Class A                                                            $        114,280                 -
Class B                                                                         802                 -
Class C                                                                         436                 -
Class F                                                                         255                 -
Class 529-A(1)                                                                   14                 -
Class 529-B(1)                                                                    3                 -
Class 529-C(1)                                                                    3                 -
Class 529-E(1)                                                                  -*                  -
Total                                                              $        115,793                 -

                                                                      Distributions
                                                                               from               Total
                                                                          long-term      distributions
Share class                                                           capital gains                paid
Class A                                                            $        234,946       $     349,226
Class B                                                                       1,868               2,670
Class C                                                                         948               1,384
Class F                                                                         406                 661
Class 529-A(1)                                                                  -                    14
Class 529-B(1)                                                                  -                     3
Class 529-C(1)                                                                  -                     3
Class 529-E(1)                                                                  -                   -*
Total                                                              $        238,168       $     353,961

Year ended October 31, 2001
                                                                 Distributions from
                                                                    ordinary income
                                                                     Net investment          Short-term
Share class                                                                 income        capital gains
Class A                                                            $        253,871                 -
Class B                                                                         666                 -
Class C(2)                                                                      155                 -
Class F(2)                                                                       76                 -
Total                                                              $        254,768                 -

                                                                      Distributions
                                                                               from               Total
                                                                          long-term      distributions
Share class                                                           capital gains                paid
Class A                                                            $        424,267       $     678,138
Class B                                                                         576               1,242
Class C(2)                                                                      -                   155
Class F(2)                                                                      -                    76
Total                                                              $        424,843       $     679,611



* Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning
 February 15, 2002.
(2) Class C and Class F shares were offered beginning March 15, 2001.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month end net assets and decreasing to 0.240% on such assets in excess of $8 billion. For the six months ended April 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.284% of average month-end net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; up to 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.25% of such assets. As of April 30, 2002, unreimbursed expenses which remain subject to reimbursement totaled $4,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended April 30, 2002, were as follows (dollars in thousands):


SHARE CLASS            DISTRIBUTION        TRANSFER AGENT           ADMINISTRATIVE
                       SERVICES            SERVICES                 SERVICES

Class A                $10,314             $2,823                   Not applicable

Class B                453                 36                       Not applicable

Class C                257                 Not applicable           $45

Class F                28                  Not applicable           23

Class 529-A            2                   Not applicable           2

Class 529-B            1                   Not applicable           -*

Class 529-C            1                   Not applicable           -*

Class 529-E            -*                  Not applicable           -*


* Amount less than 1,000.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended April 30, 2002

Share class                                                          Sales
                                                                     Amount           Shares
Class A                                                                   $679,633   28,074
Class B                                                                     72,214    2,988
Class C                                                                     54,329    2,253
Class F                                                                     25,674    1,061
Class 529-A(1)                                                               7,653      310
Class 529-B(1)                                                               1,746       71
Class 529-C(1)                                                               2,245       91
Class 529-E(1)                                                                 117        5
Total net increase (decrease) in fund                         $       843,611        34,853

                                                                     Reinvestments
                                                                      of dividends
Share class                                                      and distributions
                                                                            Amount    Shares
Class A                                                            $       317,240   13,161
Class B                                                                      2,542      106
Class C                                                                      1,289       53
Class F                                                                        599       25
Class 529-A(1)                                                                  14        1
Class 529-B(1)                                                                   3         -*
Class 529-C(1)                                                                   3         -*
Class 529-E(1)                                                                 -*          -*
Total net increase (decrease) in fund                              $       321,690   13,346



Share class                                                       Repurchases
                                                                     Amount           Shares
Class A                                                       $      (461,001)      (19,074)
Class B                                                                (3,948)         (164)
Class C                                                                (2,749)         (114)
Class F                                                                (4,295)         (178)
Class 529-A(1)                                                            (11)             -*
Class 529-B(1)                                                             (2)             -*
Class 529-C(1)                                                             (2)             -*
Class 529-E(1)                                                                 -*          -*
Total net increase (decrease) in fund                         $      (472,008)      (19,530)



Share class                                                       Net increase
                                                                     Amount           Shares
Class A                                                       $       535,872        22,161
Class B                                                                70,808         2,930
Class C                                                                52,869         2,192
Class F                                                                21,978           908
Class 529-A(1)                                                          7,656           311
Class 529-B(1)                                                          1,747            71
Class 529-C(1)                                                          2,246            91
Class 529-E(1)                                                            117             5
Total net increase (decrease) in fund                         $       693,293        28,669



Year ended October 31, 2001
Share class                                                          Sales
                                                                     Amount           Shares
Class A                                                       $       751,450        31,226
Class B                                                                54,058         2,237
Class C(2)                                                             29,375         1,216
Class F(2)                                                             15,231           630
Total net increase (decrease) in fund                         $       850,114        35,309

                                                                     Reinvestments
Year ended October 31, 2001                                           of dividends
Share class                                                      and distributions
                                                                            Amount    Shares
Class A                                                            $       611,446   26,668
Class B                                                                      1,182       52
Class C(2)                                                                     146        7
Class F(2)                                                                      66        3
Total net increase (decrease) in fund                              $       612,840   26,730


Year ended October 31, 2001
Share class                                                       Repurchases
                                                                     Amount           Shares
Class A                                                       $      (928,739)      (38,630)
Class B                                                                (3,895)         (163)
Class C(2)                                                               (774)          (33)
Class F(2)                                                             (2,563)         (106)
Total net increase (decrease) in fund                         $      (935,971)      (38,932)


Year ended October 31, 2001
Share class                                                      Net increase
                                                                     Amount           Shares
Class A                                                       $       434,157        19,264
Class B                                                                51,345         2,126
Class C(2)                                                             28,747         1,190
Class F(2)                                                             12,734           527
Total net increase (decrease) in fund                         $       526,983        23,107

*Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
 February 15, 2002.
(2) Class C and Class F shares were offered beginning March 15, 2001.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2002, the total value of restricted securities was $268,454,000, which represents 2.79% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,253,353,000 and $1,239,046,000, respectively, during the six months ended April 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2002, the custodian fee of $73,000 includes $11,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)


                                                              Net asset
                                                                  value,
                                                               beginning
                                                               of period
Class A:
 Six months ended 4/30/2002 (2)                                 $  23.22
 Year ended 10/31/2001                                              24.36
 Year ended 10/31/2000                                              30.09
 Year ended 10/31/1999                                              31.18
 Year ended 10/31/1998                                              30.14
 Year ended 10/31/1997                                              26.54
Class B:
 Six months ended 4/30/2002 (2)                                     23.13
 Year ended 10/31/2001                                              24.30
 Period from 3/15/2000 to 10/31/2000                                21.78
Class C:
 Six months ended 4/30/2002 (2)                                     23.12
 Period from 3/15/2001 to 10/31/2001                                23.48
Class F:
 Six months ended 4/30/2002 (2)                                     23.20
 Period from 3/15/2001 to 10/31/2001                                23.54
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                             23.31
Class 529-B:
 Period from 2/19/2002 to 4/30/2002 (2)                             23.31
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                             23.54
Class 529-E:
 Period from 3/7/2002 to 4/30/2002 (2)                              24.93

                                                            Income from investment operations
                                                                                        Net
                                                                               gains(losses)
                                                                               on securities
                                                                    Net       (both realized      Total from
                                                              investment                 and       investment
                                                              income (3)     unrealized) (3)       operations
Class A:
 Six months ended 4/30/2002 (2)                                     $.22       $        1.87      $      2.09
 Year ended 10/31/2001                                               .65                 .19              .84
 Year ended 10/31/2000                                               .80                (.74)             .06
 Year ended 10/31/1999                                               .82                1.78             2.60
 Year ended 10/31/1998                                               .84                3.48             4.32
 Year ended 10/31/1997                                               .83                5.19             6.02
Class B:
 Six months ended 4/30/2002 (2)                                      .12                1.87             1.99
 Year ended 10/31/2001                                               .44                 .21              .65
 Period from 3/15/2000 to 10/31/2000                                 .37                2.46             2.83
Class C:
 Six months ended 4/30/2002 (2)                                      .11                1.86             1.97
 Period from 3/15/2001 to 10/31/2001                                 .24                (.35)            (.11)
Class F:
 Six months ended 4/30/2002 (2)                                      .20                1.87             2.07
 Period from 3/15/2001 to 10/31/2001                                 .34                (.35)            (.01)
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                              .06                1.10             1.16
Class 529-B:
 Period from 2/19/2002 to 4/30/2002 (2)                              .02                1.10             1.12
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                              .02                 .87              .89
Class 529-E:
 Period from 3/7/2002 to 4/30/2002 (2)                               .03                (.50)            (.47)

                                                            Dividends and distributions

                                                               Dividends
                                                               (from net       Distributions
                                                              investment       (from capital            Total
                                                                 income)              gains)    distributions
Class A:
 Six months ended 4/30/2002 (2)                                    $(.31)              $(.65)           $(.96)
 Year ended 10/31/2001                                              (.72)              (1.26)           (1.98)
 Year ended 10/31/2000                                              (.74)              (5.05)           (5.79)
 Year ended 10/31/1999                                              (.76)              (2.93)           (3.69)
 Year ended 10/31/1998                                              (.80)              (2.48)           (3.28)
 Year ended 10/31/1997                                              (.81)              (1.61)           (2.42)
Class B:
 Six months ended 4/30/2002 (2)                                     (.23)               (.65)            (.88)
 Year ended 10/31/2001                                              (.56)              (1.26)           (1.82)
 Period from 3/15/2000 to 10/31/2000                                (.31)                  -             (.31)
Class C:
 Six months ended 4/30/2002 (2)                                     (.22)               (.65)            (.87)
 Period from 3/15/2001 to 10/31/2001                                (.25)                  -             (.25)
Class F:
 Six months ended 4/30/2002 (2)                                     (.30)               (.65)            (.95)
 Period from 3/15/2001 to 10/31/2001                                (.33)                  -             (.33)
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                             (.13)                  -             (.13)
Class 529-B:
 Period from 2/19/2002 to 4/30/2002 (2)                             (.11)                  -             (.11)
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                             (.11)                  -             (.11)
Class 529-E:
 Period from 3/7/2002 to 4/30/2002 (2)                              (.12)                  -             (.12)




                                                              Net asset                           Net assets,
                                                              value, end              Total     end of period
                                                               of period           return(4)    (in millions)
Class A:
 Six months ended 4/30/2002 (2)                                 $  24.35                9.06%          $9,347
 Year ended 10/31/2001                                             23.22                3.71             8,399
 Year ended 10/31/2000                                             24.36                1.21             8,343
 Year ended 10/31/1999                                             30.09                9.00            10,421
 Year ended 10/31/1998                                             31.18               15.15            10,215
 Year ended 10/31/1997                                             30.14               24.19             9,362
Class B:
 Six months ended 4/30/2002 (2)                                    24.24                8.64               132
 Year ended 10/31/2001                                             23.13                2.88                59
 Period from 3/15/2000 to 10/31/2000                               24.30               13.07                10
Class C:
 Six months ended 4/30/2002 (2)                                    24.22                8.59                82
 Period from 3/15/2001 to 10/31/2001                               23.12                (.48)               28
Class F:
 Six months ended 4/30/2002 (2)                                    24.32                8.96                35
 Period from 3/15/2001 to 10/31/2001                               23.20                (.05)               12
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                            24.34                4.96                 8
Class 529-B:
 Period from 2/19/2002 to 4/30/2002 (2)                            24.32                4.80                 2
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                            24.32                3.78                 2
Class 529-E:
 Period from 3/7/2002 to 4/30/2002 (2)                             24.34               (1.88)           - (5)



                                                                                   Ratio of
                                                              Net asset           net income
                                                              value, end          to average
                                                               of period          net assets
Class A:
 Six months ended 4/30/2002 (2)                                 $  24.35           1.87% (6)
 Year ended 10/31/2001                                             23.22                2.68
 Year ended 10/31/2000                                             24.36                3.29
 Year ended 10/31/1999                                             30.09                2.67
 Year ended 10/31/1998                                             31.18                2.75
 Year ended 10/31/1997                                             30.14                2.95
Class B:
 Six months ended 4/30/2002 (2)                                    24.24           1.02 (6)
 Year ended 10/31/2001                                             23.13                1.80
 Period from 3/15/2000 to 10/31/2000                               24.30           2.33 (6)
Class C:
 Six months ended 4/30/2002 (2)                                    24.22             .91 (6)
 Period from 3/15/2001 to 10/31/2001                               23.12           1.64 (6)
Class F:
 Six months ended 4/30/2002 (2)                                    24.32           1.63 (6)
 Period from 3/15/2001 to 10/31/2001                               23.20           2.30 (6)
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                            24.34                 .23
Class 529-B:
 Period from 2/19/2002 to 4/30/2002 (2)                            24.32                 .08
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                            24.32                 .07
Class 529-E:
 Period from 3/7/2002 to 4/30/2002 (2)                             24.34                 .13

Supplemental data - all classes
Six months ended April 30 (2)
                                                                    2002

Portfolio turnover rate                                               16%

Year ended October 31
                                                                    2001                2000             1999

                                                                      45%                 29%              42%
                                                                    1998                1997

                                                                      29%                 19%
(1) Based on operations for the period shown
 (unless otherwise noted) and, accordingly,
may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based
 on shares outstanding on the last day of
the year; all other periods are
    based on average shares outstanding.
(4) Total returns exclude all sales charges,
 including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.


OTHER SHARE CLASS RESULTS
unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2002
 (the most recent calendar quarter):

                                              ONE YEAR       LIFE OF CLASS

CLASS B SHARES

Reflecting applicable contingent
deferred sales charge

(CDSC), maximum of 5%, payable
only if shares are sold

within six years of purchase

Average annual compound return                 -             +11.42%/1/

Total return                                  +4.87%         +24.74%/1/

Not reflecting CDSC

Average annual compound return                 -             +13.16%/1/

Total return                                  +9.87%         +28.74%/1/

CLASS C SHARES

Reflecting CDSC, maximum of 1%,
payable only if shares

are sold within one year of purchase

Average annual compound return                 -             +9.63%/2/

Total return                                  +8.61%         +10.07%/2/

Not reflecting CDSC

Average annual compound return                 -             +9.63%/2/

Total return                                  +9.61%         +10.07%/2/

CLASS F SHARES

Not reflecting annual asset-based
fee charged by

sponsoring firm

Average annual compound return                 -             +10.39%/2/

Total return                                  +10.40%        +10.87%/2/


CLASS 529 SHARES
Results for these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period.


/1/From March 15, 2000, when Class B shares were first sold.
/2/From March 15, 2001, when Class C and Class F shares were first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

[logo - American Funds(sm)]

The right choice for the long term(sm)

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.79% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.88% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.16% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AMF-013-0602
Litho in USA  CD/AL/5611
Printed on recycled paper